Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill, Net [Abstract]
Intangible assets

Note 13. Intangible assets

Cost	Trademarks and sanitary records	Licenses, customers and agreements	Product development	Total
Balance as of January 1, 2023	15,368	15,241	27,147	57,756
Additions	1,724	818	-	2,542
Additions from internal developments	-	-	9,920	9,920
Derecognition of assets	(18)	-	(51)	(69)
Effect of foreign currency exchange rate changes	1,791	2,229	7,417	11,437
Reclassifications and others	(707)	282	(526)	(951)
Balance as of December 31,2023	18,158	18,570	43,907	80,635
Additions	24	695	-	719
Additions from internal developments	-	-	4,916	4,916
Derecognition of assets	(650)	-	(5,080)	(5,730)
Effect of foreign currency exchange rate changes	(1,203)	(1,737)	(5,788)	(8,728)
Reclassifications and others	-	79	(217)	(138)
Balance as of December 31,2024	16,329	17,607	37,738	71,674

Accumulated amortization and impairment losses	Trademarks and sanitary records	Licenses, customers and agreements	Product development	Total
Balance as of January 1, 2023	5,008	12,328	8,241	25,577

Amortization expense	1,686	1,032	3,525	6,243
Derecognition of assets	(13)	-	-	(13)
Impairment loss	521	11	327	859
Effect of foreign currency exchange rate changes	933	1,686	2,480	5,099
Balance as of December 31,2023	8,135	15,057	14,573	37,765

Amortization expense	1,390	985	4,334	6,709
Derecognition of assets	(617)	155	(49)	(511)
Impairment loss	1,983	-	-	1,983
Effect of foreign currency exchange rate changes	(845)	(1,286)	(2,446)	(4,577)
Reclassifications and others	(141)	109	25	(7)
Balance as of December 31, 2024	9,905	15,020	16,437	41,362

As of December 31,2023
Net book value	10,023	3,513	29,334	42,870
As of December 31,2024
Net book value	6,424	2,587	21,301	30,312

For the years ended December 31, 2024, December 31, 2023 amortization expenses are recognized within the Consolidated Statement of Profit or Loss and Other Comprehensive Income as administrative expenses.

Impairment loss recognized as of December 31, 2024 in Other expenses, net mainly corresponds to intangible assets related to discontinued or abandoned projects and other assets tested for value in use. Where the recoverable amount was lower than the carrying amount, an impairment loss was recognized. Management believes that the assumptions applied are reasonable and consistent with IAS 36 requirements.

Impairment loss recognized as of December 31, 2023 in Other expenses, net, mainly corresponds to the Procaps S.A. de C.V. and Biokemical S.A. de C.V. cash-generating units.

Foreign currency exchange corresponds to the effect of translating the intangible asset amounts attributable to the subsidiaries of the Group whose functional currencies are different from that of the Group.